Business Segment and Geographic Information (Tables) - Tradeweb Markets LLC	12 Months Ended
Dec. 31, 2018
Entity Information [Line Items]
Schedule of information regarding revenue by client sector

Information regarding revenue by client sector is as follows (in thousands):

	Successor	Predecessor	Predecessor	Predecessor
	October 1, 2018 to	January 1, 2018 to	Year Ended	Year Ended
	December 31, 2018	September 30, 2018	December 31, 2017	December 31, 2016
Net revenue:
Institutional	$103,971	$301,918	$318,038	$285,801
Wholesale	38,153	99,028	118,451	109,945
Retail	19,780	57,766	70,857	67,471
Market Data	16,733	47,059	55,622	55,187
Other	—	(26,830)	(58,520)	(26,224)
Net revenue	178,637	478,941	504,448	492,180
Operating expenses	146,702	338,607	415,356	399,049
Operating income	$31,935	$140,334	$89,092	$93,131

Schedule of revenue and long-lived assets by geographic location

Information regarding revenue for October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016 and long-lived assets as of December 31, 2018 and December 31, 2017 is as follows (in thousands):

	Successor	Predecessor	Predecessor	Predecessor
	October 1, 2018 to	January 1, 2018 to	Year Ended	Year Ended
	December 31, 2018	September 30, 2018	December 31, 2017	December 31, 2016
Net revenue:
U.S.	$115,907	$324,304	$385,176	$365,308
International	62,730	181,467	177,792	153,096
Gross revenue	178,637	505,771	562,968	518,404
Contingent consideration	—	(26,830)	(58,520)	(26,224)
Total	$178,637	$478,941	$504,448	$492,180

	Successor	Predecessor
	December 31, 2018	December 31, 2017
Long-lived assets
U.S.	$4,276,568	$845,599
International	7,787	7,987
Total	$4,284,355	$853,586